Acquisitions and Disposals (Details) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 14, 2019 ARS ($)	Dec. 17, 2018 ARS ($)	Mar. 22, 2018 ARS ($)	Jun. 30, 2019 ARS ($)	Feb. 14, 2019 ARS ($)	Dec. 17, 2018 $ / shares	Dec. 17, 2018 ARS ($) shares	Oct. 08, 2018 $ / shares shares	Jul. 11, 2018 $ / shares	Jul. 11, 2018 ARS ($) shares	Feb. 20, 2018 ARS ($)	Dec. 18, 2012 $ / shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Par value per share | $ / shares												$ 0.1
Mendoza [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Description of assets	Company acquired a 3,641 sqm plot of land adjacent to the Mendoza Shopping.
Centro de Entretenimientos La Plata SA [Member] | Land [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of shareholding acquire			100.00%
Percentage of shareholding owned			61.85%
Remaining pecentage of owned by third parties			38.15%
Description of assets			IRSA Propiedades Comerciales acquired, directly and indirectly, 100% of a plot of land of 78,614 sqm of surface located in Camino General Belgrano, between 514th Av., 19th Av. and 511 Street, in the town of La Plata, province of Buenos Aires.
USD | Mendoza [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Considration for acquisation	$ 800
Principal amount	$ 1,200
USD | Intercontinental Plazza building [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sale of assets				$ 3,000
Description of assets				IRSA Propiedades Comerciales sold 851.79 square meters corresponding to one floor of office and eight parking lots in the Intercontinental Plaza building.
USD | Centro de Entretenimientos La Plata SA [Member] | Land [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Purchase of assets			$ 7,500
Catalinas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Description of assets				The Company's Board of Directors has approved the acquisition from its parent company IRSA of 14,213 sqm of gross leasable area of the building under development called "Catalinas" located in the City of Buenos Aires. The building consists of 35,208 sqm of gross leasable area over 30 office floors and 316 parking lots located in 4 basements and is currently under construction. The price of the transaction was established in the fixed amount of USD 60.3 million. Previously, the Company had adquired 16,194 sqm from IRSA. Accordingly, after completing the transaction mentioned above, the Company will have adquired the total of 30,407 sqm of gross leasable area, equivalent to a total 86.37% of the building´s gross leasable area.
La Malteria S.A. [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital contribution										$ 100
Number of shares issued | shares										100,000
Par value per share | $ / shares									$ 1
Number of shares subscribed | shares										95,000
Number of remaining shares subscribed | shares										5,000
Pareto - Constitution [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital contribution							$ 16,500
Number of shares issued | shares								100,000
Par value per share | $ / shares						$ 1		$ 1
Paid in capital per share | shares							4,308.65
Additional paid-in capital							$ 71,100
Percentage of shareholding acquire								65.00%
Percentage of shareholding owned		69.96%
Consideration paid		$ 600
Tarshop - Sale [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loss of transaction amount					$ 123,900
La Arena [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of shareholding acquire											60.00%
La Arena [Member] | USD
Disclosure of disaggregation of revenue from contracts with customers [line items]
Considration for acquisation											$ 1,900
Principal amount											$ 4,200